SHARE CAPITAL (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 20, 2019	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Common stock shares outstanding		20,085,119	20,085,119
Additional shares of common stock		91,000
License Agreement [Member]
Class of Stock [Line Items]
Stock issued for license agreement, shares	2,991,400
Stock issued for license agreement, value	$ 59,828